Basis of Presentation	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsBasisOfPresentationAbstract
Basis of Presentation
1.      BASIS OF PRESENTATION

The accompanying unaudited pro forma balance sheet and statements of operations present the pro forma effects of the purchase. The balance sheet is presented as though the purchase occurred on March 31, 2012. The statements of operations are presented as though the purchase occurred on January 1, 2011, and include the results of operations of GPS Inc. for their fiscal year ended September 30, 2011.  The historical financial information for GPS Inc. for the fiscal year ended September 30, 2011 includes the impact of $3.65 million of nonrecurring bonus expense.